Document and Entity Information	Jul. 08, 2024
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001847355
Document Type	8-K
Document Period End Date	Jul. 08, 2024
Entity Registrant Name	TARGET GLOBAL ACQUISITION I CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41135
Entity Address, Address Line One	PO Box 10176
Entity Address, Address Line Two	Governor’s Square 23
Entity Address, Address Line Three	Lime Tree Bay Avenue
Entity Address, City or Town	Grand Cayman
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	814 5772
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TGAA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TGAAW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	TGAAU
Security Exchange Name	NASDAQ